Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash Transactions [Line Itens]
Non-cash investing activities
Increase (decrease) in property and equipment acquired through lease	8,660	53,643	53,643
MTM [Member]
Non-cash Transactions [Line Itens]
Non-cash operating activities	R$ (82,437)	R$ (176)	R$ (107)